Property, Plant and Equipment (Details) - Schedule of net book value of property, plant and equipment - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment (Details) - Schedule of net book value of property, plant and equipment [Line Items]
Net book value	$ 16,013	$ 15,951	$ 16,737
Land [member]
Property, Plant and Equipment (Details) - Schedule of net book value of property, plant and equipment [Line Items]
Net book value	1,431	1,316	1,291
Buildings [member]
Property, Plant and Equipment (Details) - Schedule of net book value of property, plant and equipment [Line Items]
Net book value	4,160	4,227	4,056
Machinery and Equipment [Member]
Property, Plant and Equipment (Details) - Schedule of net book value of property, plant and equipment [Line Items]
Net book value	8,603	9,255	9,879
Transportation Equipment [Member]
Property, Plant and Equipment (Details) - Schedule of net book value of property, plant and equipment [Line Items]
Net book value	76	75	76
Furniture, mixtures and computer equipment [Member]
Property, Plant and Equipment (Details) - Schedule of net book value of property, plant and equipment [Line Items]
Net book value	67	63	64
Constructions and machinery in-progress [Member]
Property, Plant and Equipment (Details) - Schedule of net book value of property, plant and equipment [Line Items]
Net book value	$ 1,676	$ 1,015	$ 1,371